Leases - Schedule of Cash and Non-Cash Activities Associated with Leases (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$ 178		$ 351
Non-cash investing and financing activities:
Net lease cost	178	$ 171	356
Additions to ROU assets obtained from:
New operating lease liabilities	$ 70		$ 62